Accounts receivable, net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Accounts receivable	$ 4,242,392	$ 2,323,328
Allowance for doubtful accounts	(123,890)	(19,386)	$ (12,635)
Total accounts receivable, net	$ 4,118,502	$ 2,303,942